UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006


Check here if Amendment           [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [    ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, January 24, 2006

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name
Capital Management Associates FORM 13F 31-Dec-06
Voting Authority -------------------------- Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title ofCUSIP (x$1000)Prn Amt Prn
Call Dscretn ManagersSole Shared None

ACTIVISION INC. COM 00493020 1297 75231SH Sole 75231
ADVANCED MICRO DEVICES COM 00790310 519 25500SH Sole 25500 AFFILIATED COMPUTER SVCS-A COM 00819010 491 10050SH Sole 10050
AQUA AMERICA INC COM 03836W10 2997 131541SH Sole 131541
CAMECO CORP. COM 13321l10 1665 41150SH Sole 41150
CAMERON INTERNATIONAL CORP COM 13342B105 1623 30595SH Sole 30595 COMMERCE BANCORP INC/NJ COM 2.01E+08 973 27600SH Sole 27600
CON-WAY INC COM 205944101 1160 26350SH Sole 26350
CONAGRA INC COM 205887102 775 28700SH Sole 28700
CONSTELLATION BRANDS INC-A COM 21036p10 2817 97085SH Sole 97085 DENTSPLY INTERNATIONAL INC COM 2.49E+08 1212 40600SH Sole 40600 DIEBOLD INC. COM 2.54E+08 904 19400SH Sole 19400
EDISON INTERNATIONAL COM 2.81E+08 973 21400SH Sole 21400
EMDEON CORP COM 290849108 493 39800SH Sole 39800
ENERGEN CORP COM 29265n10 1094 23300SH Sole 23300
FLEXTRONICS INTL LTD COM Y2573F102 832 72500SH Sole 72500
FLOWERS FOODS INC COM 343498101 61220 2136007SH Sole 2136007
FTI CONSULTING INC COM 3.03E+08 1408 50500SH Sole 50500
GARMIN LTD COM g3726010 1124 20200SH Sole 20200
INPUT/OUTPUT INC COM 457652105 1494 109600SH Sole 109600
KLA-TENCOR CORP COM 482480100 1149 23100SH Sole 23100
MEDIMMUNE INC COM 584699102 1949 60200SH Sole 60200
NEWMONT MINING CORP COM 651639106 930 20600SH Sole 20600
OREGON STEEL MILLS INC COM 686079104 1822 29200SH Sole 29200
QUEST DIAGNOSTICS INC COM 74834L10 988 18650SH Sole 18650
REPUBLIC SERVICES INC COM 7.61E+08 817 20100SH Sole 20100
SCANA CORP COM 80589m10 1249 30750SH Sole 30750
STERICYCLE INC. COM 8.59E+08 1419 18800SH Sole 18800
STERIS CORP COM 859152100 503 20000SH Sole 20000
SUPERIOR ENERGY SERVICES INC COM 868157108 2248 68800SH Sole 68800 UNIVERSAL COMPRESSION HOLDINGS COM 913431102 969 15600SH Sole 15600